FINANCING ARRANGEMENTS - Senior Unsecured Notes (Details) € in Millions, $ in Millions													1 Months Ended	12 Months Ended
	Dec. 18, 2017 USD ($)	Aug. 15, 2017 USD ($)	Mar. 27, 2015 USD ($)	Mar. 27, 2015 EUR (€)	Feb. 20, 2015 USD ($)	Jan. 30, 2015 USD ($)	Dec. 02, 2013 USD ($)	Jul. 12, 2013 USD ($)	Oct. 04, 2012 USD ($)	Mar. 08, 2011 USD ($)	Feb. 08, 2011 USD ($)	Sep. 28, 2010 USD ($)	Mar. 31, 2017 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Oct. 17, 2017 USD ($)	Mar. 21, 2017 USD ($)
Debt Instrument [Line Items]
Redemption price percentage due to change in control (as a percent)														101.00%
Repayments of long-term debt														$ 14,203	$ 2,436	$ 2,055
Loss on extinguishment of debt		$ 1												$ 122	$ 0	$ 20
7.00% Senior Notes due in October 2020
Debt Instrument [Line Items]
Stated interest rate												7.00%		7.00%
Amount borrowed												$ 700
Repurchased face amount	$ 188																$ 431
6.75% Senior Notes due in August 2021
Debt Instrument [Line Items]
Stated interest rate											6.75%			6.75%
Amount borrowed											$ 650
7.25% Senior Notes due in July 2022
Debt Instrument [Line Items]
Stated interest rate										7.25%				7.25%
Amount borrowed										$ 550
6.375% Senior Notes due in October 2020
Debt Instrument [Line Items]
Stated interest rate									6.375%					6.375%
Amount borrowed									$ 1,750
Repurchased face amount	1,021																$ 569
6.375% Senior Notes due in October 2020
Debt Instrument [Line Items]
Amount borrowed									$ 500
6.75% Senior Notes due August 2018
Debt Instrument [Line Items]
Stated interest rate								6.75%						6.75%
Amount borrowed								$ 1,600
7.50% Senior Notes due July 2021
Debt Instrument [Line Items]
Stated interest rate								7.50%						7.50%
Amount borrowed								$ 1,625
Senior Unsecured Notes
Debt Instrument [Line Items]
Stated interest rate																		6.75%
Repurchased face amount		$ 500																$ 1,100
Repayments of long-term debt													$ 1,132	$ 4,100
Loss on extinguishment of debt													$ 36
5.625 % Senior Notes due December 2021
Debt Instrument [Line Items]
Stated interest rate							5.625%							5.625%
Amount borrowed							$ 900
5.50% Senior Notes due March 2023
Debt Instrument [Line Items]
Stated interest rate						5.50%								5.50%
Amount borrowed						$ 1,000
Redemption price percentage (as a percent)						100.00%
Maximum percentage of the aggregate principal amount that may be redeemed with the net proceeds of certain equity offerings						40.00%
5.375% Senior Notes due March 2020
Debt Instrument [Line Items]
Stated interest rate			5.375%											5.375%
Amount borrowed			$ 2,000
Repurchased face amount	$ 291
Redemption price percentage (as a percent)			100.00%	100.00%
5.875% Senior Notes due May 2023
Debt Instrument [Line Items]
Stated interest rate			5.875%											5.875%
Amount borrowed			$ 3,250
Redemption price percentage (as a percent)														100.00%
4.50% Senior Notes Due 2023
Debt Instrument [Line Items]
Stated interest rate			4.50%											4.50%
Amount borrowed | €				€ 1,500
Redemption price percentage (as a percent)														100.00%
6.125% Senior Notes due April 2025
Debt Instrument [Line Items]
Stated interest rate			6.125%											6.125%
Amount borrowed			$ 3,250
Redemption price percentage (as a percent)														100.00%
5.375%, 5.875%, 4.50% and 6.125% Senior Unsecured Notes
Debt Instrument [Line Items]
Maximum percentage of the aggregate principal amount that may be redeemed with the net proceeds of certain equity offerings			40.00%	40.00%
9.00% Senior Notes due December 2025
Debt Instrument [Line Items]
Stated interest rate	9.00%													9.00%
Amount borrowed	$ 1,500
Redemption price percentage (as a percent)	100.00%
Maximum percentage of the aggregate principal amount that may be redeemed with the net proceeds of certain equity offerings	40.00%
Senior Notes
Debt Instrument [Line Items]
Redemption price percentage due to change in control (as a percent)														101.00%
Salix
Debt Instrument [Line Items]
Restricted cash			$ 10,340
Salix | 5.375%, 5.875%, 4.50% and 6.125% Senior Unsecured Notes
Debt Instrument [Line Items]
Amount borrowed					$ 10,100